Cost of Revenues, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of Revenues, Selling Expenses and Administrative Expenses
Cost of revenues	$ 16,403,197	$ 17,938,429	$ 17,545,471
Selling expenses	160,392	237,581	353,937
Administrative expenses	3,994,892	3,353,367	3,169,084
Discontinued operations	31,508	361,840	524,046
Total depreciation, amortization and other amortization	20,589,989	21,891,217	21,592,538
Expenses relating to variable lease payment not included in the measurement of the lease liability	281,709	746,404
Expenses relating to short-term leases and leases of low-value assets	177,946	245,752
Total	459,655	992,156
Employee benefits
Short-term employee benefits	12,768,333	14,066,490	13,616,440
Other short-term employee benefits	571,359	795,740	1,130,535
Share-based compensation	488,832	748,500	968,628
Post-employment benefits	135,731	87,657	151,389
Discontinued operations	2,044,661	1,494,544	1,699,381
Employee benefits	$ 16,008,916	$ 17,192,931	$ 17,566,373